Income Taxes - Schedule of Deferred Tax Asset Valuation Allowance (Details) - Social Finance, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 148,426	$ 77,644	$ 3,464
Increase (decrease) in valuation allowance		70,782	74,180
Balance at End of Period	141,101	148,426	77,644
Charged to Costs and Expenses
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance	87,552	70,782	74,180
Charged to Other Accounts
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance	4,916	0	0
Deductions
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance	$ (99,793)	$ 0	$ 0